LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations
Schedule of finance leases

As of December 31, 2019

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP

Less than 1 year	872,949	375,999
Between 1 and 5 years	11,156,112	8,725,805
Greater than 5 years	22,112,482	15,449,025
Total gross investment in finance lease receivable/ present value of minimum payments	34,141,543	24,550,829
Less: Future financial income (1)	(9,590,714)	-
Present value of payments receivable(2)	24,550,829	24,550,829
Minimum non-collectable payments impairment	(1,025,403)	(1,025,403)
Total	23,525,426	23,525,426
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments
(2)	See note 6 loans and advances to customers and financials institutions, net

As of December 31, 2018

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	735,187	526,581
Between 1 and 5 years	8,194,658	6,677,063
Greater than 5 years	22,738,577	15,994,560
Total gross investment in finance lease receivable/ present value of minimum payments	31,668,422	23,198,204
Less: Future financial income (1)	(8,470,218)	-
Present value of payments receivable	23,198,204	23,198,204
Minimum non-collectable payments impairment	(990,970)	(990,970)
Total	22,207,234	22,207,234
(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments

Schedule of unsecured residual value

Type of asset	December 31, 2019	December 31, 2018
In millions of COP
Technological equipment	27,769	25,229
Vehicles	19,330	22,680
Machinery and equipment	10,743	11,300
Furniture and fixtures	209	189
Total	58,051	59,398

(*) The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Schedule of contingent income

Type of asset	December 31, 2019	December 31, 2018
In millions of COP
Technological equipment	16,727	9,586
Vehicles	1,542	967
Buildings	1,484	44
Machinery and equipment	1,435	637
Furniture and fixtures	1	-
Total	21,189	11,234

Schedule of minimum payments under operating leases

	December 31, 2019	December 31, 2018
In millions of COP
Less than 1 year	357,541	216,039
Between 1 and 5 years	753,653	934,816
Greater than 5 years	65,545	139,493
Total	1,176,739	1,290,348

Schedule of carrying amount of right-of use assets

		Roll - forward
Right of use assets	Balance at January 01, 2019	Acquisitions	Additions		Expenses depreciation (1)	Disposals	Revaluation	Effect of changes in foreign exchange rate	Balance at December 31, 2019
In millions of COP
Buildings
Cost	1,487,175	125,882	179,045	(2)	-	(40,432)	(3,029)	5,425	1,754,066
Accumulated depreciation	-	-	-		(155,246)	20,769	-	171	(134,306)
Furniture and fixtures
Cost	579	3,781	-		-	(153)	(362)	(3)	3,842
Accumulated depreciation	-	-	-		(985)	78	-	1	(906)
Technological equipment
Cost	49,736	11,210	-		-	(305)	(3,663)	138	57,116
Accumulated depreciation	-	-	-		(16,833)	34	-	4	(16,795)
Vehicles
Cost	34,956	8,355	2,572		-	(11,492)	(1,283)	(5)	33,103
Accumulated depreciation	-	-	(737)		(4,645)	1,376	-	2	(4,004)
Total right of use assets – cost	1,572,446	149,228	181,617		-	(52,382)	(8,337)	5,555	1,848,127
Total right of use assets - accumulated depreciation	-	-	(737)		(177,709)	22,257	-	178	(156,011)
Total right of use assets, net	1,572,446	149,228	180,880		(177,709)	(30,125)	(8,337)	5,733	1,692,116
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Reclassification from Leasehold improvements which are an integral part of the asset by right of use during the year 2019. See Note 10 Premises and equipment, net

Schedule of the changes in lease liabilities

Concept	Total
In millions of COP
Balance at January 01, 2019	1,848,833
(+) New contracts	135,633
(+/-) Reassessment of the lease liability	(34,755)
(-) Payments	(252,432)
(+) Accrued Interest	127,558
(+/-) Effect of changes in foreign exchange rate	6,748
Balance at December 31, 2019	1,831,585

Schedule of maturity analysis of lease liabilities

The following table shows maturity analysis of lease liabilities as of December 31, 2019:

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP

Buildings	6,255	22,036	73,252	1,685,676	1,787,219
Vehicles	-	986	158	-	1,144
Technological equipment	6,510	3,956	15,343	14,692	40,501
Furniture and fixtures	-	1,323	1,398	-	2,721
Total lease liabilities	12,765	28,301	90,151	1,700,368	1,831,585

Schedule of weighted average rates and average useful life of right of use assets

As of December 31, 2019

Right of use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	273	148	5.78%
Technological equipment	83	54	3.99%
Furniture and fixtures	45	36	6.56%
Vehicles	40	34	5.65%

Schedule of consolidated statement of income, the detail of leases

The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2019:

Right of use assets	Financial interest (1)		Expenses depreciation (2)	Payments of penalties	Effect of changes in foreign exchange rate	Short-term leases (3)	Leases for which the underlying asset is of low value (3)
In millions of COP
Buildings	119,951		155,246	363	207	1,729	2,287
Vehicles	63		4,645	-	-	89	34
Technological equipment	1,766		16,833	-	-	10	1,282
Furniture and fixtures	166		985	-	-	-	3,240
Total	121,946	(4)	177,709	363	207	1,828	6,843
(1)	See Note 25.2 Interest expenses.
(2)	See Note 26.3 Impairment, depreciation and amortization.
(3)	See Note 26.2 Other administrative and general expenses
(4)

The amount includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 5,612.

Adoption of IFRS 16
Disclosure of initial application of standards or interpretations
Schedule of right-of-use assets and lease liabilities

Concepts	January 01, 2019
Increase in right of use assets(1)	1,543,427
Net of deferred tax assets	(119,173)
Increase in lease liabilities	1,848,833
Net of effect of changes in foreign exchange rate	(9,560)
Decrease in retained earnings	184,248
(1)

The increase in right of use assets for COP 1,543,427 differs from the COP 1,572,446 presented in the right of use assets at January 01, 2019, in the amount of COP 29,019 due the financial leases recognized by Transportempo S.A.S. under IAS 17 at December 31, 2018.